Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Jul-18	Distribution Date	15-Aug-18
Collection Period End	31-Jul-18	30/360 Days	30
Beg. of Interest Period	16-Jul-18	Actual/360 Days	30
End of Interest Period	15-Aug-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	1,096,488,855.76	1,058,198,600.83	0.7323381
Total Securities		1,444,959,096.94	1,096,488,855.76	1,058,198,600.83	0.7323381
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	192,834,413.90	171,948,820.30	0.5731627
Class A-2b Notes	2.271630%	250,000,000.00	160,695,344.92	143,290,683.59	0.5731627
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	20,885,593.60	263,540.37	69.6186453	0.8784679
Class A-2b Notes	17,404,661.33	304,200.31	69.6186453	1.2168012
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	38,290,254.93	1,369,817.35

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					15,749,707.38
Monthly Interest					6,117,839.14

Total Monthly Payments					21,867,546.52

Interest Rate Cap Payments					0.00

Advances:
Aggregate Monthly Payment Advances					472,360.87
Aggregate Sales Proceeds Advance					10,893,791.09

Total Advances					11,366,151.96

Vehicle Disposition Proceeds:
Reallocation Payments					13,484,289.10
Repurchase Payments					0.00
Net Auction Proceeds					0.00
Recoveries					0.00
Net Liquidation Proceeds					7,172,461.69
Excess Wear and Tear and Excess Mileage					107,187.30
Remaining Payoffs					0.00
Net Insurance Proceeds					1,120,730.20
Residual Value Surplus					790,120.07

Total Collections					55,908,486.84

		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)
Early Termination		11,570,189.10			761
Involuntary Repossession		284,034.00			19
Voluntary Repossession		367,388.00			24
Full Termination		1,248,171.00			83
Bankruptcty		14,507.00			1
Insurance Payoff			1,102,678.19		59
Customer Payoff				83,634.17	4
Grounding Dealer Payoff				4,403,029.20	221
Dealer Purchase				1,549,827.77	71

Total		13,484,289.10	1,102,678.19	6,036,491.14	1,243

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance—Beginning of Period	63,003	1,344,895,037.03	7.00000%	1,096,488,855.76
Total Depreciation Received		(19,208,325.79)		(15,282,769.58)
Principal Amount of Gross Losses	(127)	(2,675,971.41)		(2,229,206.29)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(803)	(14,565,584.99)		(11,602,635.65)
Scheduled Terminations	(562)	(11,133,609.27)		(9,175,643.41)

Pool Balance—End of Period	61,511	1,297,311,545.57		1,058,198,600.83

Remaining Pool Balance
Lease Payment				246,450,341.67
Residual Value				811,748,259.16

Total				1,058,198,600.83

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS
Total Collections	55,908,486.84
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	55,908,486.84

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	668,186.45
3. Reimbursement of Sales Proceeds Advance	7,442,019.58
4. Servicing Fee:
Servicing Fee Due	913,740.71
Servicing Fee Paid	913,740.71
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	9,023,946.74

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	263,540.37

Class A-2a Notes Monthly Interest Paid	263,540.37
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	304,200.31

Class A-2b Notes Monthly Interest Paid	304,200.31
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67

Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00

Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,369,817.35
Total Note and Certificate Monthly Interest Paid	1,369,817.35
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	45,514,722.75
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	38,290,254.93

Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	38,290,254.93
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,224,467.82

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,224,467.82
Gross Reserve Account Balance			28,898,854.28
Remaining Available Collections Released to Seller			7,224,467.82
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			12.41
Monthly Prepayment Speed			82%
Lifetime Prepayment Speed			70%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,824,790.34
Securitization Value of Defaulted Receivables and Casualty Receivables		2,229,206.29	127
Aggregate Defaulted and Casualty Gain (Loss)		(404,415.95)
Pool Balance at Beginning of Collection Period		1,096,488,855.76
Net Loss Ratio
Current Collection Period		-0.0369%
Preceding Collection Period		-0.0053%
Second Preceding Collection Period		-0.0278%
Third Preceding Collection Period		0.0038%
Cumulative Net Losses for all Periods		0.2242%	3,240,242.25
Delinquent Receivables:

	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.55%	6,052,808.77	366
61-90 Days Delinquent	0.13%	1,453,562.55	87
91-120 Days Delinquent	0.07%	743,318.98	46
More than 120 Days	0.01%	64,578.59	5

Total Delinquent Receivables:	0.75%	8,314,268.89	504

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.21%	0.22%
Preceding Collection Period		0.20%	0.20%
Second Preceding Collection Period		0.15%	0.15%
Third Preceding Collection Period		0.15%	0.15%
60 Day Delinquent Receivables		3,144,209.22
Delinquency Percentage		0.29%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No
Aggregate Sales Performance of Auctioned Vehicles

		$	units
Sales Proceeds		12,818,360.10	844
Securitization Value		12,510,607.29	844

Aggregate Residual Gain (Loss)		307,752.81
Cumulative Sales Performance of Auctioned Vehicles

		$	units
Cumulative Sales Proceeds		58,721,540.57	3,947
Cumulative Securitization Value		61,567,968.52	3,947

Cumulative Residual Gain (Loss)		(2,846,427.95)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			11,038,960.80
Reimbursement of Outstanding Advance			7,442,019.58
Additional Advances for current period			10,893,791.09

Ending Balance of Residual Advance			14,490,732.31

Beginning Balance of Payment Advance			1,621,326.99
Reimbursement of Outstanding Payment Advance			668,186.45
Additional Payment Advances for current period			472,360.87

Ending Balance of Payment Advance			1,425,501.41

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO